Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to Gardner Denver Holdings, Inc.	$ 159.1	$ 269.4	$ 18.4
Average shares outstanding [Abstract]
Basic (in shares)	203.5	201.6	182.2
Diluted (in shares)	208.9	209.1	188.4
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.78	$ 1.34	$ 0.10
Diluted (in dollars per share)	$ 0.76	$ 1.29	$ 0.10
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)	1.8	0.8	0.7